U.S. Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
U.S. Income Taxes [Abstract]
U.S. INCOME TAXES

NOTE 10 – U.S. INCOME TAXES

Deferred U.S. tax assets are comprised of the following:

	June 30,	December 31,
	2017	2016

U.S. federal net operating loss carry forwards	$6,529,000	$6,333,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	2,073,000	2,011,000
	8,602,000	8,344,000
Less: Valuation allowance	(8,602,000)	(8,344,000)
Total	$-	$-

Management has determined, based on the Registrant’s current condition, that a full valuation allowance is appropriate at June 30, 2017. At June 30, 2017, the Registrant had U.S. federal net operating loss carry forwards of approximately $20,727,000 expiring in various amounts from fiscal year 2017 to fiscal year 2037.

Current U.S. income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

The Registrant believes that it has no uncertain tax positions and no unrecognized tax benefits at June 30, 2017 and December 31, 2016.

NOTE 8 – U.S. INCOME TAXES

Deferred U.S. tax assets are comprised of the following:

	December 31,	December 31,
	2016	2015

U.S. federal net operating loss carry forwards	$6,333,000	$6,375,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	2,011,000	1,822,000
	8,344,000	8,197,000
Less: Valuation allowance	(8,344,000)	(8,197,000)
Total	$-	$-

Management has determined, based on the Company’s current condition, that a full valuation allowance is appropriate at December 31, 2016. At December 31, 2016, the Company had U.S. federal net operating loss carry forwards of approximately $20,106,000 expiring in various amounts from fiscal year 2017 to fiscal year 2036.

Current U.S. income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

The Company believes that it has no uncertain tax positions and no unrecognized tax benefits at December 31, 2016 and December 31, 2015.